Stock Options (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Stock Options [Member]
Stock Options (Textual)
Stock-based compensation expense	$ 0	$ 0	$ 0	$ 0